Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

The following tables present selected quarterly financial data for the periods indicated. Earnings per share are computed independently for each of the quarters presented and the sum of the quarterly earnings per share may not necessarily equal the total for the year. As discussed in Note 12, we recorded incentive unit compensation expense, respectively, during 2014 and 2015, which impacted the comparability of net income (loss) from continuing operations between the periods presented below.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
For the Year Ended December 31, 2015	(In thousands, except per share amounts)
Revenues	$87,023	$78,605	$111,654	$96,760
Operating income (loss)	107,872	(41,593)	120,415	51,330
Net income (loss) from continuing operations	50,509	(26,614)	56,726	16,980
Net income (loss)	(112,149)	(140,473)	(135,255)	89,987
Net income (loss) attributable to noncontrolling interest	(158,041)	(113,771)	(191,807)	70,081
Net income (loss) attributable to Memorial Resource Development Corp.	45,892	(26,702)	56,552	19,906
Net income (loss) from continuing operations available to common stockholders	45,615	(26,702)	56,051	20,277
Earnings per common share – basic
Income (loss) from continuing operations	0.24	(0.14)	0.29	0.10
Income (loss) from discontinued operations	0.24	(0.14)	0.29	0.10
Earnings per common share – diluted
Income (loss) from continuing operations	0.24	(0.14)	0.29	0.10
Income (loss) from discontinued operations	0.24	(0.14)	0.29	0.10

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
For the Year Ended December 31, 2014	(In thousands, except per share amounts)
Revenues	$87,736	$110,569	$99,035	$111,742
Operating income (loss)	27,344	(899,962)	47,123	263,421
Net income (loss) from continuing operations	9,376	(941,803)	10,730	170,020
Net income (loss)	(23,516)	(1,053,443)	112,037	328,859
Net income (loss) attributable to noncontrolling interest	(31,888)	(105,094)	102,109	161,661
Net income (loss) attributable to Memorial Resource Development Corp.	8,372	(948,349)	9,928	167,198
Net income (loss) allocated to members	6,947	13,358	—	—
Net income (loss) allocated to previous owners	1,425	—	—	—
Net income (loss) from continuing operations available to common stockholders	n/a	(961,707)	9,928	166,884
Earnings per common share – basic
Income (loss) from continuing operations	n/a	(5.00)	0.05	0.87
Income (loss) from discontinued operations	n/a	(5.00)	0.05	0.87
Earnings per common share – diluted
Income (loss) from continuing operations	n/a	(5.00)	0.05	0.87
Income (loss) from discontinued operations	n/a	(5.00)	0.05	0.87